                                              OPPENHEIMER CASH RESERVES
                                       Supplement dated April 28, 2003 to the
                                         Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.       The Prospectus supplement dated February 20, 2003 is replaced with this supplement.

2.       The following is added to the end of the first  paragraph  under the caption "Fees and Expenses of the Fund"
     on page 6:

         The  tables and  examples  below do not  reflect  certain  reductions  in Fund  operating  expenses occurring after July 31, 2002 (the Fund's fiscal year end). These are described in this supplement.

3.       The  following  replaces the second and third  sentences of the second  paragraph of the footnote  under the table "Annual Fund Operating Expenses" on page 6:

         The "Other  Expenses" in the table are based on, among other  things,  the fees that the Fund would have paid if the transfer  agent had not waived a portion of its fee under a voluntary  undertaking to the Fund to limit those fees for all classes  (i) prior to April 28,  2003,  to 0.35% of average daily net assets,  or (ii)  effective  April 28, 2003,  to the lesser of 0.35% of average daily net assets or to the  amount  necessary  (but not to less than zero) to allow each class of the Fund to maintain a 7 day yield of approximately  0.10%.  That undertaking first became effective October 1,
         2001,  was  prorated for the  remainder  of the fiscal year ending after that date,  was amended as shown on April 28, 2003, and may be further amended or withdrawn at any time.

4.       The following is added to the paragraph captioned "Advisory Fees" on page 11:

         Effective  December 6, 2002, the Manager has agreed to limit the Fund's  management fee to 0.40% of the Fund's average net assets for each class of shares.  That expense  limitation can be amended or terminated at any time without advance notice.

5.       The following is added to the end of the first paragraph under the caption  "Distribution  and Service Plans for Class B, Class C and Class N Shares" on page 18, and  replaces  the first  sentence of the second  paragraph under that caption:

         Effective  January 1, 2003, the Fund is decreasing the asset-based  sales charge on Class B and
         Class C shares to 0.50% of average daily net assets per annum.

                  If the Class B and Class C  asset-based  sales charge and service fee were assessed at the maximum  permitted rates,  they would increase  expenses of those share classes by 1.00% of average net assets per year.

6.       The following is added after the first two sentences of the third paragraph under the caption  "Distribution and Service Plans for Class B, Class C and Class N Shares" on page 18:

         "On direct  purchases of Class B shares on or after January 20, 2003, the Distributor  pays a sales concession  of 2.00% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale."

7.       The following is added after the first sentence of the fourth paragraph under the caption  "Distribution and
     Service Plans for Class B, Class C and Class N Shares" on page 18:

         "The  Distributor  pays a sales  concession  of 0.50% of the  purchase  price of Class C shares  to dealers from its own resources at the time of sale, on sales on and after January 20, 2003."

8.       In the  Financial  Highlights  tables  for  Class B (on  page  30) and  Class C (on page  31),  income  from investment operations for 2001 is revised from "$.05" to "$.04".

 April 28, 2003                                                   PS0760.021

                                             OPPENHEIMER CASH RESERVES
                                      Supplement dated April 28, 2003 to the
                           Statement of Additional Information dated September 24, 2002

The Statement of Additional Information is changed as follows:

1.       The Supplement dated March 4, 2003 is replaced with this supplement.

2.       The section captioned "The Fund's Investment Policies" is amended as follows:

    a.   The first sentence of the last paragraph under that caption "Rating of Securities--Portfolio Quality,
         Maturity and Diversification" on page 2 is revised to read:

              "The Rating Organizations currently designated as nationally-recognized  statistical rating organizations  by the Securities and Exchange  Commission are Standard & Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors Service,  Inc., Fitch, Inc. and Dominion
              Bond Rating Service Limited."

    b.   Add the following at the end of Appendix A:

              Dominion Bond Rating Service Limited ("DBRS")
---------------------------------------------------------------------------------------------------------

              R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates an entity which possesses  unquestioned ability to repay current liabilities as they fall due.
              Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability  which is both stable and above average.  Companies achieving an "R-1 (high)" rating are normally  leaders in structurally  sound industry  segments with proven track records,  sustainable  positive  future results and no substantial  qualifying negative  factors.  Given the extremely tough  definition which DBRS has established for an
              "R-1 (high)",  few entities are strong enough to achieve this rating. Short term debt rated
              "R-1 (middle)" is of superior  credit quality and, in most cases,  ratings in this category differ  from  "R-1  (high)"  credits  to only a small  degree.  Given the  extremely  tough definition  which DBRS has for the "R-1 (high)"  category  (which few companies are able to achieve),  entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and  profitability  ratios is not normally as favorable as with  higher  rating  categories,  but  these  considerations  are still  respectable.  Any qualifying  negative  factors  which  exist are  considered  manageable,  and the entity is normally of sufficient size to have some influence in its industry.

              R-2:  Short  term debt  rated  "R-2" is of  adequate  credit  quality  and within the three subset grades (high,  middle,  low), debt protection ranges from having reasonable  ability for timely  repayment to a level which is considered only just adequate.  The liquidity and debt  ratios  of  entities  in the "R-2"  classification  are not as strong as those in the
              "R-1"  category,  and the past and future  trend may suggest some risk of  maintaining  the strength  of key ratios in these  areas.  Alternative  sources  of  liquidity  support  are considered  satisfactory;  however,  even the strongest  liquidity support will not improve the  commercial  paper  rating of the  issuer.  The size of the  entity  may  restrict  its flexibility,  and its relative  position in the industry is not  typically as strong as the
              "R-1 credit".  Profitability  trends, past and future, may be less favorable,  earnings not as stable,  and there are often negative  qualifying  factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

3.       The following is added to the end of the section  captioned  Explanation of  Performance  Terminology on page 27:

o        The Fund's  transfer agent has voluntarily  agreed to limit the Fund's  transfer agent fees.  Without that subsidy,  the Fund's yields and total returns would have been lower.  The transfer agent can withdraw that fee waiver at any time.

4.       In the  Financial  Highlights  tables  for  Class B (on page 59) and  Class C (on page  60),  income  from investment operations for 2001 is revised from "$.05" to "$.04".

April 28, 2003                                                                                   PX0760.013